Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies and Practices [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the SEC.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly- foreign owned enterprise (“WFOE”) and variable interest entities (“VIEs”) over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Variable Interest Entity Agreements

Variable Interest Entity Agreements

On May 14, 2020, Weibao Enterprise Management Consulting (Shijiazhuang) Co., Ltd. (“Weibao Enterprise”), Guian New Area Zhongyuan Technology Co., Ltd. (“Zhongyuan Technology”), and Messrs. Yilin Wang, Weidong Feng, and Xianlong Wu, citizens of China and shareholders of Zhongyuan Technology, entered into the following agreements, or collectively, the “Variable Interest Entity Agreements” or “VIE Agreements,” pursuant to which Weibao Enterprise has contractual rights to control and operate the business of Zhongyuan Technology (the “VIE”). Therefore, pursuant to ASC 810, Zhongyuan Technology has been included in the Company’s consolidated financial statements since then.

The VIE Agreements are as follows:

1)	Technical Consulting and Service Agreement by and between Weibao Enterprise and Zhongyuan Technology. Pursuant to the Exclusive Technical Consulting and Service Agreement, Weibao Enterprise agreed to act as the exclusive consultant of Zhongyuan Technology and provide technical consulting and services to Zhongyuan Technology. In exchange, Zhongyuan Technology agreed to pay Weibao Enterprise a technical consulting and service fee, the amount of which is to be equivalent to the amount of net profit before tax of Zhongyuan Technology, payable on a quarterly basis after making up losses of previous years (if necessary) and deducting necessary costs, expenses and taxes related to the business operations of Zhongyuan Technology. Without the prior written consent of Weibao Enterprise, Zhongyuan Technology may not accept the same or similar technical consulting and services provided by any third party during the term of the agreement. All the benefits and interests generated from the agreement, including but not limited to intellectual property rights, know-how and trade secrets, will be Weibao Enterprise’s sole and exclusive property. This agreement has a term of 20 years and may be extended unilaterally by Weibao Enterprise with Weibao Enterprise’s written confirmation prior to the expiration date. Zhongyuan Technology cannot terminate the agreement early unless Weibao Enterprise commits fraud, gross negligence or illegal acts, or becomes bankrupt or winds up.
2)	Equity Interest Purchase Option Agreement by and among Weibao Enterprise, Zhongyuan Technology, and Messrs. Yilin Wang, Weidong Feng and Xianlong Wu. Pursuant to the Exclusive Purchase Option Agreement, Messrs. Yilin Wang, Weidong Feng and Xianlong Wu granted to Weibao Enterprise and any party designated by Weibao Enterprise the exclusive right to purchase, at any time during the term of this agreement, all or part of the equity interests in Zhongyuan Technology, or the “Equity Interests,” at a purchase price equal to the registered capital paid by Messrs. Yilin Wang, Weidong Feng and Xianlong Wu for the Equity Interests, or, in the event that applicable law requires an appraisal of the Equity Interests, the lowest price permitted under applicable law. Pursuant to powers of attorney executed by Messrs. Yilin Wang, Weidong Feng and Xianlong Wu, they irrevocably authorized any person appointed by Weibao Enterprise to exercise all shareholder rights, including but not limited to voting on their behalf on all matters requiring approval of Zhongyuan Technology’s shareholders, disposing of all or part of the shareholders’ equity interest in Zhongyuan Technology, and electing, appointing or removing directors and executive officers. The person designated by Weibao Enterprise is entitled to dispose of dividends and profits on the equity interest without reliance on any oral or written instructions of Messrs. Yilin Wang, Weidong Feng and Xianlong Wu. The powers of attorney will remain in force for so long as Messrs. Yilin Wang, Weidong Feng and Xianlong Wu remain the shareholders of Zhongyuan Technology. Messrs. Yilin Wang, Weidong Feng and Xianlong Wu have waived all the rights which have been authorized to Weibao Enterprise’s designated person under the powers of attorney.
3)	Equity Pledge Agreement by and among Weibao Enterprise, Zhongyuan Technology, and Messrs. Yilin Wang, Weidong Feng and Xianlong Wu. Pursuant to the Equity Pledge Agreement, Mr. Messrs. Yilin Wang, Weidong Feng and Xianlong Wu pledged all of the Equity Interests to Weibao Enterprise to secure the full and complete performance of the obligations and liabilities on the part of Zhongyuan Technology and them under this and the above contractual arrangements. If Zhongyuan Technology, Messrs. Yilin Wang, Weidong Feng or Xianlong Wu breaches their contractual obligations under these agreements, then Weibao Enterprise, as pledgee, will have the right to dispose of the pledged equity interests. Messrs. Yilin Wang, Weidong Feng and Xianlong Wu agree that, during the term of the Equity Pledge Agreements, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests, and they also agree that Weibao Enterprise’s rights relating to the equity pledge should not be interfered with or impaired by the legal actions of the shareholders of Zhongyuan Technology, their successors or designees. During the term of the equity pledge, Weibao Enterprise has the right to receive all of the dividends and profits distributed on the pledged equity. The Equity Pledge Agreement will terminate as soon as reasonably practical when Zhongyuan Technology, Messrs. Yilin Wang, Weidong Feng and Xianlong Wu have completed all their obligations under the contractual agreements described above.
4)	Voting Rights Proxy and Financial Support Agreement by and among Weibao Enterprise, Zhongyuan Technology, and Messrs. Yilin Wang, Weidong Feng and Xianlong Wu. Pursuant to the Voting Rights Proxy and Financial Support Agreement, Messrs. Yilin Wang, Weidong Feng and Xianlong Wu entrusts Weibao Enterprise or Weibao Enterprise’s designee to vote on their behalf at the shareholder meetings of Zhongyuan Technology. As consideration for the entrustment of the voting rights of Messrs. Yilin Wang, Weidong Feng and Xianlong Wu at Zhongyuan Technology’s shareholder meetings to Weibao Enterprise, Weibao Enterprise agreed to arrange for funds to be provided as necessary in connection with the business operations of Zhongyuan Technology. Weibao Enterprise further agreed that if the business were to fail in the ordinary course of business, none of Messrs. Yilin Wang, Weidong Feng and Xianlong Wu shall have any obligation to repay the financial support provided by Weibao Enterprise.

Reverse Acquisitions of China Rapid Finance by SOS

Reverse Acquisitions of China Rapid Finance by SOS

On May 18, 2020, the Company completed the reverse acquisition with Yong Bao Two Ltd. (“YBT”), the parent company of SOS Information Technology Co., Ltd. (“SOS”), acquiring 37,985,203 Class A ordinary shares, and 3,465,574 Class B ordinary shares, par value $0.193 per ordinary share, for its SOS’s asset injection and private placement transactions.

Following the completion of the acquisition, the operations of the Company were primarily comprised of the operations of SOS.

SOS was determined to be the accounting acquirer of the Company. As such, the historical financial statements are those of SOS, and SOS’s equity has been re-cast to reflect the equity structure of the Company and the shares of common stock received.

The reverse acquisition was accounted for as asset acquisitions. The purchase price for China Rapid Finance (“CRF”) was $9.7 million. The transaction price of CRF includes 100% of all outstanding stock valued at net $9.7 million. The stock exchanged equal to the 72,636,230 shares of CRF outstanding prior to the issuance of additional shares in the acquisition, at the market price of $0.133 per share. The total purchase price has been allocated based on an estimate of the fair value of CRF’s assets acquired and liabilities assumed with the remainder recorded as an expense.

On May 18, 2020, the fair value of the following assets and liabilities were acquired resulting in the total loss of approximately $5.7 million:

Dollars in thousands
Total Purchase Price	$9,660
Net Assets Acquired:
Assets
Cash and cash equivalents	13,664
Restricted cash	26,524
Accounts receivable	7,462
Inventories	8
Prepaid expenses and other current assets	110
Intangible assets	2,969
Other assets	2,682
Total Assets	53,419
Liabilities
Accounts payable and accrued liabilities	(49,438)
Total Liabilities	(49,438)
Net Assets Acquired	3,981
Loss on Acquisition	$5,679

On August 3, 2020, SOS Limited (the “Company,” previously known as China Rapid Finance Limited) and Hantu (Hangzhou) Asset Management Co., Ltd. (the “Purchaser”) entered into certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase CRF China Holding Co. Limited, a Hong Kong limited company (“CRF China”), China Capital Financial LLC, a Delaware limited liability company (“China Capital”), CRF China Limited, a British Virgin Islands company (“CRF BVI”), CRF Technology LLC, a California limited liability company (“CRF Technology”), and HML China LLC, a Delaware limited liability company (“HML”) (collectively, the “Subsidiaries”) in exchange for cash consideration of $3.5 million (the “Purchase Price”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Purchaser will become the sole shareholder of the Subsidiaries and as a result, assume all assets and liabilities of all the subsidiaries and variable interest entities owned or controlled by the Subsidiaries.

On August 3, 2020, the fair value of the following assets and liabilities were disposed of resulting in the total gain of approximately $0.063 million:

Dollars in thousands
Total Selling Price	$3,500
Net Assets Disposed:

Total Assets	53,654
Total Liabilities	(50,217)
Net Assets Disposed	3,437
Income from disposal of discontinued operations	$63

Loss on discontinued operations for the year ended December 31, 2020 was as follows:

Dollars in thousands
Revenue	$453
Expenses	(998)
Loss on discontinued operations	$(545)

On November 2, 2022, the fair value of the following assets and liabilities were disposed of resulting in the total loss of approximately $0.8 million:

Dollars in thousands
Total Selling Price	$17,000
Net Assets Disposed:

Total Assets	110,201
Total Liabilities	(94,012)
Net Assets Disposed	16,189
Income from disposal of discontinued operations	$811

Loss on discontinued operations for the year ended December 31, 2022 was as follows:

Dollars in thousands
Revenue	$81,977
Expenses	(83,049)
Loss on discontinued operations	$(1,072)

Disposal loss from selling off insurance marketing business segment

Pursuant to the Share Purchase Agreement (this “Agreement”) is made and entered into as of  November 2, 2022 by and among (i) S International Holdings Limited, a Cayman Islands exempt company (the “Purchaser”), (ii) S International Group Limited, a British Virgin Islands company (the “Company”), and (iii) SOS Limited, a Cayman Islands exempt company (“SOS” or the “Seller” of disposed asset group in insurance marketing). The Purchaser, the Company and the Seller are sometimes referred to herein individually as a “Party” and, collectively, as the “Parties”.

As at the date hereof, (i) SOS owns 100% of the issued shares in the Company, the Company owns 100% of the issued shares in S International Holdings Limited (“S International HK”), S International HK owns 100% of the issued shares in Qingdao S Investment Holding Limited (“WFOE”), and WFOE controls Qingdao SOS Industrial Holding Co., Ltd. through a series of contractual agreements with the Company and the shareholders of the Company dated November 2, 2022 (the “VIE Agreements”); and (ii) Qingdao SOS Industrial Holding Co., Ltd owns 100% of the equity interests in each of SOS Information Technology Co., Ltd. and Qingdao SOS Digital Technologies Inc.;

The Seller desires to sell to the Purchaser, and the Purchaser desire to purchase from the Seller, all of the Purchased Shares (as hereinafter defined) in exchange for US$ 17.0 million (the “Purchase Price”), subject to the terms and conditions set forth herein (the “Transaction”).

Dollars in thousands
Total Purchase Price	17,000
Net Assets Acquired:
Assets
Cash and cash equivalents	4,942
Accounts receivable	2,509
Inventories	16,424
Prepaid expenses and other current assets	82,660
Fixed assets	3,059
Long term investment	607
Total assets	110,201
Liabilities
Accounts payable and accrued liabilities	(94,644)
Tax recovery	972
Leasing liabilities	(1,774)
Total Liabilities	(95,446)
Accumulated Other Comprehensive Income	1,434
Net Assets Sold:	16,189
Gain on disposal	811

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of property, plant and equipment   and intangible assets, capitalized development costs, impairment of long-lived assets, allowance for expected credit losses revenue recognition, allowance for deferred tax assets and uncertain tax position, and inventory allowance. Actual results could differ from these estimates.

Foreign currency translation and transaction

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. The statement of income accounts is translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive loss amounted to $31,557,245   and $28,511,734, as of December 31, 2024, 2023, respectively. The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2024, 2023 were translated at 7.2993, 7.0999 RMB, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the years ended December 31, 2024, 2023 and 2022 were 7.1957 RMB, 7.0809 RMB and 6.7290 RMB to $1.00, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand; demand deposits and time deposits placed with banks or other financial institutions and have original maturities of less than three months.

Accounts receivable, net

Accounts receivable, net

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after 30 days. In establishing the required allowance for expected credit losses, management considers historical collection experience, aging of the receivables, the economic environment, industry trend analysis, and the credit history and financial conditions of the customers. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Other receivables, net

Other receivables, net

Other receivables primarily include deposits for business acquisitions, setup of research center, advances to employees, and others. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made.

Inventories

Inventories

The availability and prices of inventories are subject to wide fluctuations due to factors such as changes in weather conditions, government programs and policies, competition, changes in customer preferences. Currently, the Company entered into non-derivative contracts. The inventories are valued at the lower of cost or market. The Company determines cost based on the first-in, first-out method. Periodic reviews of inventories for obsolescence mean any inventories identified as obsolete are reserved or written off. In case of inventory damage, the amount of disposal income after deducting the book value and relevant taxes shall be included in the operating expenses. In the balance sheet, the inventory items are reflected by the net amount after deducting the inventory price reduction provision.

If any of the following circumstances are found, the Company shall make inventory impairment:

●	The market price continues to fall, and there is no prospect of recovery in the foreseeable future;
●	Inventory are obsolete, the consumers’ preferences change, or the market demand changes, resulting in the decline of the market price;
●	Other circumstances sufficient to prove that the inventory has been substantially impaired.

Inventory price reduction provisions are measured by the cost and net realizable value of a single inventory item; the inventory price reduction provision can be written off by the inventory category for inventory with large quantities and low unit prices.

The Company’s inventory is mainly composed of sesame, servers, gold powder, sulfur, diluted asphalt, and mining machines. Due to the rapid turnover rate, no impairment is required.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Depreciation method	Estimated useful lives
Office equipment, fixtures and furniture	Straight-line	5 years
Computer	Straight-line	3 years
Motor vehicles	Straight-line	5 years

The cost and accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets

Intangible assets

Intangible assets (including BTC, ETH and USDT) are included in current assets in the accompanying consolidated balance sheets. Intangible assets purchased are recorded at cost and digital assets awarded to the Company through its mining activities are accounted for in connection with the Company’s revenue recognition policy disclosed below.

Intangible assets held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the digital assets at the time its fair value is being measured. In testing for impairment, the Company has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Company concludes otherwise, it is required to perform a quantitative impairment test. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted.

Purchases of intangible assets by the Company, if any, will be included within investing activities in the accompanying consolidated statements of cash flows, while digital assets awarded to the Company through its mining activities are included within operating activities on the accompanying consolidated statements of cash flows. The sales of digital assets are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in “realized gain/(loss) on exchange of intangible assets” in the consolidated statements of operations and comprehensive income/(loss). The Company accounts for its gains or losses in accordance with the first-in first-out method of accounting.

Digital asset mining

Digital asset mining

The Company has entered into digital asset mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. The contracts are terminable at any time by either party and the Company’s enforceable right to compensation only begins when the Company provides computing power to the mining pool operator. In exchange for providing computing power, the Company is entitled to a fractional share of the fixed digital assets award the mining pool operator receives, for successfully adding a block to the blockchain. The Company’s fractional share is based on the proportion of computing power the Company contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm.

Providing computing power in digital asset transaction verification services is an output of the Company’s ordinary activities. The provision of such computing power is the only performance obligation in the Company’s contracts with mining pool operators. The transaction consideration the Company receives, if any, is noncash consideration, which the Company measures at fair value on the date received, which is not materially different than the fair value at contract inception or the time the Company has earned the award from the pools. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm) and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

Fair value of the digital assets award received is determined using the quoted price of the related digital assets at the time of receipt. There is currently no specific definitive guidance under US GAAP or alternative accounting framework for the accounting for digital assets recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the FASB, the Company may be required to change its policies, which could have an effect on the Company’s consolidated financial position and results from operations.

Goodwill

Goodwill

Goodwill of $71,977 was recognized as of December 31, 2020 in connection with the transaction of SOS IT acquiring Inner Mongolia SOS Agency Co. Ltd. In future years, the Company will complete an annual impairment test for goodwill that includes an assessment of qualitative factors including, but not limited to, macroeconomic conditions, industry and market conditions, and entity specific factors such as strategies and financial performance. The Company will perform annual impairment tests as of December 31, 2024   or earlier if indicators of impairment exist. There were no indicators of goodwill impairment as of December 31, 2024.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2024, 2023 and 2022, $nil, $4.5m and $25.0m impairment of long-lived assets was recognized respectively.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Non-recurring measurement of fair value

Non-recurring measurement of fair value

The Company accounts for its digital currencies as indefinite-lived intangible assets in accordance with Accounting Standards Codification (“ASC”) 350, Intangibles – Goodwill and Other. The Company’s digital currencies are initially recorded at fair value upon receipt (or “carrying value”). On a quarterly basis, they are measured at carrying value, net of any impairment losses incurred since receipt. Pursuant to guidance from ASC 820, Fair Value Measurement, the Company is required to determine the non-recurring fair value measurement used to determine impairment of the digital currencies held on the balance sheet. The Company will record impairment losses as the fair value falls below the carrying value of the digital currencies. The digital currencies can only be marked down when impaired and not marked up when their value increases. The resulting carrying value represents the fair value of the asset. The last impairment date for the digital currencies was December 31, 2024. The Company had an outstanding carrying balance of digital assets of approximately $29,872,994 and $21,396,100 in 2024 and 2023, net of impairment losses incurred of $781,003 and $1,035,334 for the year ended December 31, 2024 and 2023, respectively. As of December 31, 2024, 736.75 units of bitcoin held as digital currencies is about $26,347,993 fair value and 2,949.79 units of ethereum held as digital currencies is approximately $3,525,001 fair value.

Revenue recognition

Revenue recognition

The Company adopted Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (ASC 606). The ASU requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company recognizes services revenue for all kind of services provided according to monthly statements with customers, depending on the terms, provided that: there will be acknowledgment by customer as services provided; persuasive evidence of an agreement exists documenting the specific terms of the transaction; the sales price is fixed or determinable; and collectability is reasonably assured. Management assesses the business environment, the customer’s financial condition, historical collection experience, accounts receivable aging, and customer disputes to determine whether collectability is reasonably assured.

The Company also generates revenue from commodity trading. The revenue is measured based on the consideration specified in the contract with the customers, and excludes any sales incentives. The Company follows a policy of recognizing revenue at a single point in time when it satisfies its performance obligation by transferring control over a product or service to a customer, i.e. the company recognizes revenue when goods has been delivered and title to the goods and risk associated with the good have been completed transferred to the customer.

The products sold in the PRC are subject to a Chinese value-added tax (“VAT”). VAT taxes are presented as a reduction of revenue.

Operating lease

Operating lease

We adopted ASU No. 2016-02, Leases (Topic 842), or ASC 842, from January 1, 2020. We determine if an arrangement is a lease or contains a lease at lease inception. For operating leases, we recognize a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of our leases do not provide an implicit rate, we estimate our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The ROU assets also include any lease payments made, net of lease incentives. Lease expense is recorded on a straight-line basis over the lease term. Our leases often include options to extend and lease terms include such extended terms when we are reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when we are reasonably certain not to exercise those options.

Value added taxes

Value added taxes

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 6%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payable. All of the VAT returns filed by the Company’s subsidiaries in China have been and remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Other comprehensive income

Other comprehensive income

Comprehensive income consists of two components, net income and other comprehensive (loss) income. Other comprehensive (loss) income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive (loss) income consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2024 and 2023, there are 454,720,975 and 6,728,490,975 dilutive shares, respectively.

Share-based compensation

Share-based compensation

The Company recognizes compensation expense for all share–based payments in accordance with FASB ASC Topic 718, Compensation – Stock Compensation. The Company follows the fair value method of accounting for awards granted to employees, directors, officers and consultants. Share-based awards are measured at their estimated fair value on each respective grant date. The Company recognizes share-based payment expenses over the vesting period. The Company’s share-based compensation awards are subject only to service-based vesting conditions. Forfeitures are accounted for as they occur. The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model. The Black–Scholes option valuation model requires the development of assumptions that are inputs into the model. These assumptions are the expected stock volatility, the risk–free interest rate, the expected life of the option and the expected dividend yield which is based on the historical dividends issued by the Company. The Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future. Expected volatility is calculated based on the analysis of other public companies. Risk–free interest rates are calculated based on risk–free rates for the appropriate term. The expected life is calculated as (i) the mid-point between the average vested date and the contractual expiration of the option for executives and directors and (ii) three years from the average vesting date for all others due to limited exercise history. Determining the appropriate fair value model and calculating the fair value of equity–based payment awards require the input of the subjective assumptions described above. The assumptions used in calculating the fair value of equity–based payment awards represent management’s best estimates, which involve inherent uncertainties and the application of management’s judgment.

Employee benefits

Employee benefits

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans by law. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

Impact of Recently Issued Accounting Pronouncements

Impact of Recently Issued Accounting Pronouncements

The accounting standards that the Company adopted beginning January 1, 2024 did not have a significant impact on its consolidated financial statements.

Impact of Recently Issued Accounting Pronouncements Not Yet Effective

Impact of Recently Issued Accounting Pronouncements Not Yet Effective

Segment Reporting (Topic 280).

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280) and Improvements to Reportable Segment Disclosures. ASU No. 2023-07 requires an enhanced disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of this guidance should be applied retrospectively to all prior periods presented. Early adoption is permitted. The Company does not expect to adopt ASU No. 2023-07 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Income Taxes (Topic 740)

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740). ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company does not expect to adopt ASU No. 2023-09 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.